ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

China Techfaith Wireless Communication Technology Limited (the “Company”) was incorporated under the laws of the Cayman Islands on June 25, 2004 and its subsidiaries, variable interest entities (the “VIEs”) and VIE’s subsidiary include the following as of December 31, 2011:

Subsidiaries	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Techfaith Wireless Communication Technology (Beijing) Limited (“Techfaith China”)	July 26, 2002	the People’s Republic of China (the “PRC”)	100%

Techfaith Wireless Technology Group Limited (“Techfaith BVI”) (formerly known as Techfaith Wireless Communication Technology Limited)	July 8, 2003	British Virgin Islands (the “BVI”)	100%

Great Earnest Technology Limited (“Great Earnest”)	August 8, 2003	BVI	100%

One Net Entertainment Limited (“One Net”) (formerly known as Techfaith Interactive Technology (Beijing) Limited)	September 5, 2003	PRC	67.8%

798 Entertainment Limited (“798 Entertainment”) (formerly known as Leo Technology Limited)	October 15, 2003	BVI	67.8%

Tecface Communication Technology (Beijing) Limited (“Tecface Technology”) (formerly known as STEP Technologies (Beijing) Co., Ltd.)	November 20, 2003	PRC	100%

Techfaith Intelligent Handset Technology (Hong Kong) Limited (“Techfaith HK”) (formerly known as First Achieve Technology Ltd.)	December 29, 2003	Hong Kong	100%

Finest Technology Limited (“Finest Technology”)	January 8, 2004	BVI	100%

Techfaith Wireless Communication Technology (Shanghai) Limited (“Techfaith Shanghai”)	March 22, 2004	PRC	100%

Infoexcel Technology Limited (“Infoexcel Technology”)	April 18, 2005	BVI	100%

Boost Time Limited (“Boost Time”)	August 25, 2005	BVI	100%

Techfaith Intelligent Handset Technology (Beijing) Limited (“Techfaith Intelligent Handset Beijing”)	September 9, 2005	PRC	100%

Charm Faith Limited (“Charm Faith”)	November 21, 2005	BVI	100%

Techfaith Wireless Communication Technology (Hangzhou) Limited (“Techfaith Hangzhou”)	April 24, 2006	PRC	100%

Fair Nice Technology Limited (“Fair Nice”)	February 26, 2007	BVI	100%
Techfaith Wireless Communication Technology (Shenyang) Limited (“Techfaith Shenyang”)	March 27, 2007	PRC	100%

Techfaith Wireless Technology (HK) Limited (“Technology HK”)	December 10, 2008	Hong Kong	100%

Media Chance Limited (“Media Chance”)	August 13, 2009	Hong Kong	51%

Time Spring Limited (“Time Spring”)	October 28, 2009	BVI	51%

UU Internet Technology (Shenyang) Limited (“UU Shenyang”)	November 26, 2009	PRC	67.8%

Glomate Mobile (Beijing) Co., Ltd. (“Glomate”)	January 5, 2010	PRC	51%

Citylead Limited (“Citylead”)	February 10, 2010	BVI	100%

QIGI&BODEE Technology Limited (“QIGI HK”)	February 10, 2010	Hong Kong	100%

Tecface International Technology Limited (“Tecface International”) (formerly known as QIGI&BODEE International Technology (Beijing) Limited (“QIGI International”))	February 10, 2010	PRC	100%

Tecface Communication & Equipment (Beijing) Limited (“Tecface Communication Equipment Beijing”)	September 16, 2011	PRC	60%

Tecface International Mobile (Shenyang) Co., Limited (“Tecface International Mobile”)	September 22, 2011	PRC	83.3%

VIEs and VIE’s subsidiary

Techfaith Software (China) Holding Limited (“TechSoft Holding”)	March 17, 2006	Cayman Islands	70%

Techfaith Software (China) Limited (“TechSoft”)	May 26, 2006	PRC	70%

Beijing Techfaith Interactive Internet Technology Limited (“Techfaith Interactive”)	May 14, 2009	PRC	nil

QIGI&BODEE Technology (Beijing) Co., Ltd. (“QIGI Technology”)	February 10, 2010	PRC	nil

The Company and all of its subsidiaries, VIEs and VIE’s subsidiary are collectively referred to as the “Group”.

In 2006, the Group started to design and manufacture handsets and smart phones through Electronics Manufacturing Service (“EMS”) providers for sales to mobile handset brand owners and electronic products wholesale distributors. Since 2008, the Group generated the majority of its revenue from sales of products. In 2009, the Group started generating revenue from mobile game design and other related services. In 2010, the Group acquired Citylead with its subsidiaries and VIE (the “Citylead Group”) and started to sell mobile phones under “QIGI” brand. In 2011, the Group started to sell mobile phones under “Tecface” brand.

Variable interest entities

TechSoft Holding

In March 2006, the Company entered into Series A Preferred Shares Purchase and Sell Agreement (“the Agreement”) with QUALCOMM Incorporated (“QUALCOMM”) to establish a 70%-owned subsidiary, TechSoft Holding, which engaged in the business of developing software applications for wireless communication devices. The Company and QUALCOMM subscribed 70% and 30% of the issued Series A preferred shares of TechSoft Holding, respectively. QUALCOMM is granted the right to, upon the occurrence of certain conditions, require the Company to purchase back any or all of its Series A Preferred Shares (“Put Option”); and the right to, upon the occurrence of certain conditions, purchase any or all of the Series A Preferred Shares held by the Company at the price and on the terms pre-defined (“Call Option”). The terms in the Agreement give QUALCOMM the unconditional right to exercise the Put Option at its discretion, and the Group is expected to absorb the expected losses of TechSoft Holding. The Agreement with QUALCOMM will expire when the Company purchases back all of the Series A Preferred Shares subscribed by QUALCOMM or QUALCOMM purchases all of the Series A Preferred Shares subscribed by the Company. Accordingly, the Group is the primary beneficiary of TechSoft Holding. TechSoft Holding set up a wholly owned subsidiary, TechSoft, in PRC on May 26, 2006.

Techfaith Interactive

The PRC regulations restrict direct foreign ownership of business entities operating mobile and online game business in the PRC where certain licenses are required. To comply with these foreign ownership restrictions, on May 14, 2009, through a series of contractual arrangements, the Group obtained control of Techfaith Interactive, an entity already obtained the internet content provider (“ICP”) license authorized by the PRC government authorities for operating mobile and online game business in the PRC. Techfaith Interactive is jointly owned by Ms. Yue Hongmei and Mr. Yue Hongwei for 70% and 30%, respectively. To provide the Group the ability to receive the majority of the expected residual returns of Techfaith Interactive, One Net, a wholly owned subsidiary of the Company extended interest-free loans with total principal of $1,465 to Ms. Yue Hongmei and Mr. Yue Hongwei to finance their investments in Techfaith Interactive.

•	Agreements that provide One Net effective control over the Techfaith Interactive

Power of attorney

The legal shareholders of Techfaith Interactive have executed an irrevocable power of attorney appointing One Net, or any person designated by One Net as their attorney-in-fact to vote on their behalf on all matters, including but not limited to the dividend declaration, of Techfaith Interactive requiring shareholder approval under PRC laws and regulations and the articles of association of Techfaith Interactive. The power of attorney remains effective indefinitely and noncancelable by the legal shareholders.

The Articles of Associations of Techfaith Interactive state that the major rights of the shareholders in a shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation, review and approve the annual budget and earnings distribution plan. Therefore, through the irrevocable power of attorney arrangement One Net has the ability to exercise effective control over the Techfaith Interactive through shareholder votes and through such votes to also control the composition of the board of directors. In addition, the senior management teams of Techfaith Interactive and those of One Net are all assigned by the Company. As a result, the Company has the power to direct the activities of the Techfaith Interactive that most significantly impact their economic performance.

Loan agreements

One Net has extended interest-free loans with the total principle amount of $1,465 to Ms. Yue Hongmei and Mr. Yue Hongwei to finance their investments in the Techfaith Interactive. The loans can only be repaid to One Net by transferring the shares of Techfaith Interactive to One Net. One Net has the right to request the transfer of the shares of the Techfaith Interactive to One Net or any party designated by One Net, at any time, for the amount of the loans outstanding. This agreement will be terminated when the loan is repaid in the manner mentioned above.

•	Agreements that transfer economic benefits of Techfaith Interactive to One Net

Exclusive business cooperation agreement

One Net signed the exclusive business cooperation agreement with Techfaith Interactive to provide technological, management, sales and marketing, and all the other core services. As consideration for these services, One Net is entitled to charge Techfaith Interactive annual service fee which equivalent to Techfaith Interactive’s annual net income. The exclusive business cooperation agreement will terminate when (1) One Net is dissolved, (2) One Net exercises the exclusive purchased option agreement, as described below and (3) One Net intends to terminate the agreement with 30 days prior notification.

Exclusive purchase option agreement

One Net has the right to purchase all or part of the share capital once permitted by PRC law. Total compensation should be Renminbi (“RMB”) one yuan or the lowest price allowed by PRC law. The right granted to One Net under this agreement was exclusive and irrecoverable. The rights and duties under this agreement can be transferred to any third party appointed by One Net. The exclusive purchase option agreement will not be terminated until One Net exercises its right to purchase the Techfaith Interactive’s shares pursuant to this agreement.

Equity pledge agreement

Shareholders of the Techfaith Interactive have pledged all of their equity interests in Techfaith Interactive with One Net to insure the fulfillment of the above agreements. The equity pledge agreement will remain in full force and effective until all of the above agreements terminate

Consequently the Company enjoys substantially all of the rewards of ownership of Techfaith Interactive and exercises controls over Techfaith Interactive and as a result, One Net is the primary beneficiary of the Techfaith Interactive and has consolidated Techfaith Interactive from May 14, 2009.

As of May 14, 2009, the net assets of Techfaith Interactive include an ICP license with fair value of $15 and cash of $1,450.

QIGI Technology

On February 10, 2010 the Group acquired Citylead, a Chinese brand mobile phone company, as set out in Note 3. QIGI Technology is jointly owned by Mr. Xu Enhai and Ms. Han Deling for 66.7% and 33.3%, respectively. Citylead, through Tecface International entered into a number of contractual agreements with QIGI Technology and its equity owners on February 5, 2010, Tecface International has the ability to receive the majority of expected residual returns of QIGI Technology.

•	Agreements that provide Tecface International effective control over the QIGI Technology

Power of attorney

The legal shareholders of QIGI Technology have executed an irrevocable power of attorney appointing Tecface International, or any person designated by Tecface International as their attorney-in-fact to vote on their behalf on all matters, including but not limited to the dividend declaration, of the QIGI Technology requiring shareholder approval under PRC laws and regulations and the articles of association of QIGI Technology. The power of attorney remains effective indefinitely and noncancelable by the legal shareholders.

The Articles of Associations of QIGI Technology state that the major rights of the shareholders in a shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation, review and approve the annual budget and earnings distribution plan. Therefore, through the irrevocable power of attorney arrangement Tecface International has the ability to exercise effective control over the Techfaith Interactive through shareholder votes and through such votes to also control the composition of the board of directors. In addition, the senior management teams of QIGI Technology and those of Tecface International are all assigned by the Company. As a result, the Company has the power to direct the activities of the QIGI Technology that most significantly impact their economic performance.

•	Agreements that transfer economic benefits of QIGI Technology to Tecface International

Exclusive business cooperation agreement

Tecface International signed the exclusive business cooperation agreement with QIGI Technology to provide technological, management, sales & marketing, and all the other core services. As consideration for these services, Tecface International is entitled to charge the QIGI Technology annual service fees which equivalent to QIGI ‘Technology’s annual net income. The exclusive business cooperation agreement will terminate when (1) Tecface International is dissolved, (2) Tecface International exercises the exclusive purchased option agreement, as described below and (3) Tecface International intends to terminate the agreement with 30 days prior notification.

Exclusive purchase option agreement

Tecface International has the right to purchase all or part of the shares capital once permitted by PRC law. Total compensation should be RMB 1 yuan or the lowest price allowed by PRC law. The right granted to Tecface International under this agreement was exclusive and irrecoverable. The rights and duties under this agreement can be transferred to any third party appointed by Tecface International. The exclusive option agreement will not be terminated until Tecface International exercises its right to purchase the QIGI Technology’s shares pursuant to this agreement.

Equity pledge agreement

Shareholders of the QIGI Technology have pledged all of their equity interests in QIGI Technology with Tecface International to insure the fulfillment of the above agreements. The equity pledge agreement remains in full force until QIGI Technology fulfills its obligations under the exclusive business cooperation agreement mentioned above.

Consequently the Company enjoys substantially all of the rewards of ownership of QIGI Technology and exercises controls over QIGI Technology and as a result, Tecface International is the primary beneficiary of the QIGI Technology and has consolidated QIGI Technology from February 5, 2010.

Because the Company, through its wholly owned subsidiaries, One Net and Tecface International, has (1) the power to direct the activities of the VIEs that most significantly affect the entities’ economic performance and (2) the right to receive benefits from the VIEs, it consolidates the VIEs.

Risks in relation to the VIE structure

The Company believes that One Net and Tecface International’s contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs is also dependent on the power of attorney that the One Net and Tecface International have to vote on all matters requiring shareholder approval for the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, One Net and Tecface International or the VIEs.

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations and can only be used to settle the VIEs’ obligations.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements after the elimination of the inter-company transactions and balances:

	December 31,
	2010	2011
Total current assets	$30,044	$28,767
Total non-current assets	914	534
Total assets	$30,958	$29,301

Total current liabilities	$2,893	$1,060
Total non-current liabilities	—	—
Total liabilities	$2,893	$1,060

	Years ended December 31,
	2009	2010	2011
Net revenues	$740	$44,120	$1,868
Net income (loss)	$(127)	$11,708	$(62)

	Years ended December 31,
	2009	2010	2011
Net cash provided by (used in) operating activities	$188	$35,004	$(6,368)
Net cash used in investing activities	$(80)	$(473)	$(2)
Net cash provided by financing activities	$—	$—	$—